Regulatory Capital Requirements	12 Months Ended
Sep. 30, 2012
Customer and Brokered Deposit Accounts/Advances From Federal Home Loan Bank/Regulatory Capital Requirements [Abstract]
REGULATORY CAPITAL REQUIREMENTS

(15) REGULATORY CAPITAL REQUIREMENTS

The Bank is subject to various regulatory capital requirements as administered by Federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by the regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements. Under the capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum capital amounts and ratios (set forth in the table below). The Bank’s primary regulatory agency requires that the Bank maintain minimum ratios of tangible capital (as defined in the regulations) of 1.5%, core capital (as defined) of 4%, and total risk-based capital (as defined) of 8%. The Bank is also subject to prompt corrective action capital requirement regulations set forth by the FDIC. The FDIC requires the Bank to maintain a minimum of Tier 1, total and core capital (as defined) to risk-weighted assets (as defined), and of core capital (as defined) to adjusted tangible assets (as defined). Management believes that, as of September 30, 2012, the Bank meets all capital adequacy requirements, to which it is subject.

On May 22, 2012, the Board of Directors of the Bank agreed to a Consent Order with the OCC, which is described more fully in Footnote 25, Regulatory Agreements. Among other items, the Consent Order requires that the Bank maintain a Tier 1 leverage capital ratio equal to or greater than 10% and a risk-based capital ratio equal to or greater than 13%. As of September 30, 2012, the Bank’s actual Tier 1 leverage capital and total risk-based capital ratios were 14.1% and 18.2%, respectively. The existence of individual minimum capital requirements means that the Bank may not be deemed well capitalized.

The following tables summarize the relationship between the Bank’s capital and regulatory requirements. Dollar amounts are expressed in thousands.

	September 30,
	2012	2011
GAAP capital (Bank only)	$175,352	153,502
Adjustment for regulatory capital:
Intangible assets	(2,371)	(2,471)
Reverse the effect of SFAS No. 115	(2,269)	741

Tangible capital	170,712	151,772
Qualifying intangible assets	0	0

Tier 1 capital (core capital)	170,712	151,772
Qualifying valuation allowance	12,814	13,768

Risk-based capital	$183,526	165,540

	As of September 30, 2012
	Actual		Minimum Required For Capital Adequacy		Minimum Required To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total risk based capital to risk-weighted assets $	183,526	18.2%	80,565	>8%	100,707	>10%
Tier 1 capital to adjusted tangible assets	170,712	14.1%	48,581	>4%	60,726	>5%
Tangible capital to tangible assets	170,712	14.1%	18,218	>1.5%	—	—
Tier 1 capital to risk-weighted assets	170,712	17.0%	—	—	60,424	>6%

	As of September 30, 2011
	Actual		Minimum Required For Capital Adequacy		Minimum Required To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total risk based capital to risk-weighted assets $	165,540	15.3%	86,721	>8%	108,402	>10%
Tier 1 capital to adjusted tangible assets	151,772	12.3%	49,253	>4%	61,567	>5%
Tangible capital to tangible assets	151,772	12.3%	18,470	>1.5%	—	—
Tier 1 capital to risk-weighted assets	151,772	14.0%	—	—	65,041	>6%